Nationwide Mutual Funds

Nationwide Bailard Cognitive Value Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide HighMark Large Cap Growth Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide HighMark Value Fund
Nationwide HighMark Balanced Fund	Nationwide Ziegler Equity Income Fund
Nationwide HighMark Bond Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Large Cap Core Equity Fund

Supplement dated October 2, 2014
to the Statement of Additional Information dated November 29, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund

On October 1, 2014, Geneva Capital Management Ltd. (“Geneva Capital”), subadviser to the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, became a wholly owned subsidiary of Henderson Global Investors, which is a wholly owned subsidiary of Henderson Group plc.  In connection with the transaction, Geneva Capital changed its name to “Geneva Capital Management, LLC.”  All references to Geneva Capital in the SAI are amended accordingly.

In addition, on page 65 of the SAI under the subsection entitled “Subadvisers,” located under the section entitled “Investment Advisory and Other Services,” the information for Geneva Capital Management Ltd. is hereby deleted and replaced with the following:

          Geneva Capital Management, LLC (“Geneva Capital”) is organized as a Delaware limited liability company. Geneva Capital is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. Geneva Capital’s address is 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202. As of July 31, 2014, Geneva Capital had approximately $5.8 billion in assets under management. Geneva Capital has been providing investment management services since 1987.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE